CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Total loss and comprehensive loss	$ (12,026)	$ (3,621)
Adjustments for:
Depreciation	213	91
Equity-settled share-based payment transactions	4,030	1,138
Listing expenses		459
Gain on available-for-sale investment portfolio	(223)	0
Unrealized loss on available-for-sale investment portfolio	352
Finance expenses	565	140
Stock compensation payable (RSU)	2,253	15
Changes in operating asset and liabilities:
Trade receivables	(137)	(61)
Other receivables	198	(211)
Prepaid expenses and deposits	(359)	(56)
Accounts payable and accrued liabilities	5,789	479
Other payables	3,287	24
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	3,942	(1,603)
INVESTING ACTIVITIES
Investments in available-for-sale securities	(8,940)	0
Purchase of property and equipment	(172)	(16)
Acquisition of subsidiaries consolidated for the first time	(1,099)	0
NET CASH USED IN INVESTING ACTIVITIES	(10,211)	(16)
FINANCING ACTIVITIES
Proceeds from private placement	0	2,088
Additional proceeds from Qualifying Transaction	0	321
Proceeds from exercise of warrants	26,475	0
Proceeds from Pipe Transaction	0	20,401
Proceeds from issuance of convertible debt	0	250
Purchase of common shares for Restricted Share Unit (RSU) Plan	(12,644)	0
Proceeds from exercise of stock options	207	0
Payment of lease liabilities	(84)	(127)
NET CASH PROVIDED BY FINANCING ACTIVITIES	13,954	22,933
Net change in cash and cash equivalents	7,685	21,314
Cash and equivalents, beginning of year	21,226	53
Fluctuations in foreign currency	171	(141)
CASH AND CASH EQUIVALENTS, END OF YEAR	29,082	21,226
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Conversion of real series A preferred shares	0	11,750
Increase in ROU against lease liabilities	84	69
Warrants liability from acquisition	$ 65	$ 0